COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) item
CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES
Number of bank guarantees issued | item	1
Secured amount of bank guarantee	$ 103
Long-term investments	$ 359